Equity (Schedule of Share-based Payments to Employees, Non-marketable Options, Grants Parameters) (Details)	12 Months Ended
Dec. 31, 2025 USD ($) yr $ / shares
Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 4.5
CPI-linked exercise price (in $) | $	$ 4.3
Fair value | $	$ 11,300,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.58
Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 4.4
CPI-linked exercise price (in $) | $	$ 4.3
Fair value | $	$ 8,800,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.4
Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 5.4
CPI-linked exercise price (in $) | $	$ 5.3
Fair value | $	$ 7,500,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.2
Granted 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 6.8
CPI-linked exercise price (in $) | $	$ 7.1
Fair value | $	$ 600,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.33
Granted 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 10
CPI-linked exercise price (in $) | $	$ 10.1
Fair value | $	$ 24,900,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 2.02
Granted 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 7.7
CPI-linked exercise price (in $) | $	$ 7.6
Fair value | $	$ 900,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.97
Granted 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 5.1
CPI-linked exercise price (in $) | $	$ 5.1
Fair value | $	$ 15,400,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.25
Granted 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in $) | $ / shares	$ 6.3
CPI-linked exercise price (in $) | $	$ 6.2
Fair value | $	$ 15,500,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.7
First tranche [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.88%
Expected life of options (in years)	7
Equity Compensation Plan Risk Free Interest Rate	0.37%
First tranche [Member] | Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	28.86%
Expected life of options (in years)	7
Equity Compensation Plan Risk Free Interest Rate	0.03%
First tranche [Member] | Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	27.85%
Expected life of options (in years)	4.4
Equity Compensation Plan Risk Free Interest Rate	(0.67%)
First tranche [Member] | Granted 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.70%
Expected life of options (in years)	4.4
Equity Compensation Plan Risk Free Interest Rate	0.43%
First tranche [Member] | Granted 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.80%
Expected life of options (in years)	3.2
Equity Compensation Plan Risk Free Interest Rate	(1.46%)
First tranche [Member] | Granted 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	35.84%
Expected life of options (in years)	3.1
Equity Compensation Plan Risk Free Interest Rate	1.49%
First tranche [Member] | Granted 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	32.20%
Expected life of options (in years)	3.1
Equity Compensation Plan Risk Free Interest Rate	2.09%
First tranche [Member] | Granted 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	32.19%
Expected life of options (in years)	3
Equity Compensation Plan Risk Free Interest Rate	2.38%
Second tranche [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.88%
Expected life of options (in years)	7
Equity Compensation Plan Risk Free Interest Rate	0.37%
Second tranche [Member] | Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	28.86%
Expected life of options (in years)	7
Equity Compensation Plan Risk Free Interest Rate	0.03%
Second tranche [Member] | Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	27.85%
Expected life of options (in years)	4.4
Equity Compensation Plan Risk Free Interest Rate	(0.67%)
Second tranche [Member] | Granted 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.70%
Expected life of options (in years)	4.4
Equity Compensation Plan Risk Free Interest Rate	0.43%
Second tranche [Member] | Granted 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	30.88%
Expected life of options (in years)	3.8
Equity Compensation Plan Risk Free Interest Rate	(1.29%)
Second tranche [Member] | Granted 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	34.15%
Expected life of options (in years)	3.7
Equity Compensation Plan Risk Free Interest Rate	1.43%
Second tranche [Member] | Granted 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	32.26%
Expected life of options (in years)	3.7
Equity Compensation Plan Risk Free Interest Rate	2.17%
Second tranche [Member] | Granted 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	33.27%
Expected life of options (in years)	3.4
Equity Compensation Plan Risk Free Interest Rate	2.38%
Third tranche [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	31.88%
Expected life of options (in years)	7
Equity Compensation Plan Risk Free Interest Rate	0.37%
Third tranche [Member] | Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	28.86%
Expected life of options (in years)	7
Equity Compensation Plan Risk Free Interest Rate	0.03%
Third tranche [Member] | Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	0.00%
Expected life of options (in years)	0
Equity Compensation Plan Risk Free Interest Rate	0.00%
Third tranche [Member] | Granted 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	0.00%
Expected life of options (in years)	0
Equity Compensation Plan Risk Free Interest Rate	0.00%
Third tranche [Member] | Granted 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	30.52%
Expected life of options (in years)	4
Equity Compensation Plan Risk Free Interest Rate	(1.21%)
Third tranche [Member] | Granted 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	33.77%
Expected life of options (in years)	3.9
Equity Compensation Plan Risk Free Interest Rate	1.43%
Third tranche [Member] | Granted 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	32.62%
Expected life of options (in years)	3.9
Equity Compensation Plan Risk Free Interest Rate	2.17%
Third tranche [Member] | Granted 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	33.24%
Expected life of options (in years)	3.5
Equity Compensation Plan Risk Free Interest Rate	2.38%